Allowance For Loan Losses Allowance For Losses On Lending-Related Commitments And Impaired Loans (Summary Of Activity In The Allowance For Covered Loan Losses) (Details) (USD $)
In Thousands, unless otherwise specified
	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Allowance For Loan Losses Allowance For Losses On Lending-Related Commitments And Impaired Loans [Abstract]
Balance at beginning of period
Provision for covered loan losses before benefit attributable to FDIC loss share agreements	23,275
Benefit attributable to FDIC loss share agreements	(18,620)
Net provision for covered loan losses	4,655
Increase in FDIC indemnification asset	18,618
Loans charged-off	(10,298)
Recoveries of loans charged-off	2
Net charge-offs	(10,296)
Balance at end of period	$ 12,977